Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 29,991	$ 38,918
Prepaid expenses and other current assets	610	1,008
Total current assets	30,601	39,926
Property and equipment, net	230	98
Other assets	547	319
Other assets-equipment funding (Note 3(d))	6,763	3,410
Total assets	38,141	43,753
Current liabilities:
Current portion of long-term debt	7,174	1,513
Accounts payable	2,679	1,198
Accrued expenses	2,608	3,073
Total current liabilities	12,461	5,784
Long-term debt	7,537	3,704
Total liabilities	19,998	9,488
Stockholders' equity:
Preferred stock, $0.001 par value. Authorized 10,000,000 shares. None issued and outstanding
Common stock, $0.001 par value. Authorized 90,000,000 shares; issued and outstanding 14,748,582 and 14,549,461 shares at September 30, 2011 and December 31, 2010, respectively	15	15
Additional paid-in capital	115,554	114,047
Deficit accumulated during the development stage	(97,426)	(79,797)
Total stockholders' equity	18,143	34,265
Total liabilities and stockholders' equity	$ 38,141	$ 43,753